LOSS BEFORE TAXATION	6 Months Ended
Jun. 30, 2022
LOSS BEFORE TAXATION
LOSS BEFORE TAXATION

6.LOSS BEFORE TAXATION

	For the six months ended June 31,
	2022	2021
	RMB’000	RMB’000
Finance costs
Interest expense on lease liability	753	1,094
Cost of inventories recognized as an expense (including depreciation charge of right-of-use assets for leases)	19,025	56,610
Depreciation of fixed assets	132	19
Depreciation charge of right-of-use assets for leases (included in the administrative expenses)	163	635
Research and development costs	806	1,017
Staff costs (including key management personnel remuneration)	5,962	6,627

For the six months ended June 30, 2022, the cost of inventories recognized as expense included staff costs of RMB 1.6 million (for the six months ended June 30, 2021, this figure was RMB 2.4 million), depreciation and amortization expense

(including a depreciation charge of right-of-use assets) of RMB 6.4 million (for the six months ended June 30, 2021, this figure was also RMB 6.4 million).